Financial Instruments And Risks (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments And Risks [Abstract]
Summary of Illustrates the Impact of an Appreciation or Depreciation
The table below illustrates the impact of an appreciation or depreciation of RMB spot and forward rates against USD by 5% on the Group’s profit before income tax expenses.

	As of December 31,
	2020	2021
	RMB’000	RMB’000
5% appreciation of RMB	131,228	699,049
5% depreciation of RMB	(131,228)	(699,049)

Summary of out the Group's Financial Assets and Financial Liabilities Exposed to Interest Rate Risk
The following table sets out the Group’s financial assets and financial liabilities exposed to interest rate risk by repricing date, contractual maturity date or expected maturity date (whichever is the earlier):

	As of December 31, 2020
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	23,785,651	56,444	6,190	310,283	—	—	—	24,158,568
Restricted cash	23,029,588	—	—	—	—	—	—	23,029,588
Financial assets at fair value through profit or loss	966,000	5,421,035	9,230,584	1,399,389	848,231	1,260,315	15,298,343	34,423,897
Financial assets at amortized cost	1,204,990	1,683,332	1,816,323	803,062	—	1,056,262	—	6,563,969
Financial assets purchased under reverse repurchase agreements	700,007	—	—	—	—	—	—	700,007
Accounts and other receivables and contract assets	—	—	—	—	—	—	23,325,978	23,325,978
Loans to customers	27,757,023	54,104,955	30,195,692	6,559,344	—	1,208,800	—	119,825,814

Total financial assets	77,443,259	61,265,766	41,248,789	9,072,078	848,231	3,525,377	38,624,321	232,027,821

	As of December 31, 2021
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	29,263,128	70,579	363,691	1,538,551	3,507,239	—	—	34,743,188
Restricted cash	27,792,006	554,499	1,786,219	306,371	14,444	—	—	30,453,539
Financial assets at fair value through profit or loss	12,544,935	3,459,334	919,458	262,969	—	1,164,095	12,672,420	31,023,211
Financial assets at amortized cost	1,168,502	500,740	920,815	107,676	—	1,086,880	—	3,784,613
Financial assets purchased under reverse repurchase agreements	5,527,177	—	—	—	—	—	—	5,527,177
Accounts and other receivables and contract assets	—	—	—	—	—	—	22,344,773	22,344,773
Loans to customers	51,563,466	98,295,888	51,345,667	11,182,096	1,002	2,583,991	—	214,972,110

Total financial assets	127,859,214	102,881,040	55,335,850	13,397,663	3,522,685	4,834,966	35,017,193	342,848,611

	As of December 31, 2021
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
LIABILITIES
Payable to platform investors	—	—	—	—	—	—	2,747,891	2,747,891
Borrowings	13,074,069	12,853,348	—	—	—	—	—	25,927,417
Accounts and other payables and contract liabilities	—	—	—	—	—	—	8,814,255	8,814,255
Payable to investors of consolidated structured entities	46,086,474	95,848,045	48,048,309	5,463,312	—	—	—	195,446,140
Financing guarantee liabilities	—	—	—	—	—	—	2,697,109	2,697,109
Lease liabilities	141,719	322,317	238,250	83,166	9,092	—	—	794,544
Convertible promissory note payable	—	—	10,669,498	—	—	—	—	10,669,498
Optionally convertible promissory notes	—	—	7,405,103	—	—	—	—	7,405,103

Total financial liabilities	59,302,262	109,023,710	66,361,160	5,546,478	9,092	—	14,259,255	254,501,957

Nominal amount of interest rate swap	(8,224,653)	—	8,224,653	—	—	—	—	—
Total interest rate sensitivity gap	76,781,605	(6,142,670)	(19,249,963)	7,851,185	3,513,593	4,834,966	20,757,938	88,346,654

Summary of Impact to Profit Before Tax on the Structure of Interest-bearing Assets and Liabilities
The table below illustrates the impact to profit before tax of the coming year as of each reporting date based on the structure of interest-bearing assets, liabilities and interest rate derivative instruments as of December 31, 2020 and 2021, caused by a parallel shift of 100 basis points in interest rates.

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Change in interest rate
-100 basis points	(488,490)	(648,804)
+100 basis points	488,490	648,804

Summary of Credit Exposure of the Group	The following table sets forth the credit exposure of the Group as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
On-balance sheet
Cash at bank	24,158,568	34,743,188
Restricted cash	23,029,588	30,453,539
Financial assets at fair value through profit or loss	34,423,897	31,023,211
Financial assets at amortized cost	6,563,969	3,784,613
Financial assets purchased under reverse repurchase agreements	700,007	5,527,177
Accounts and other receivables and contract assets	23,325,978	22,344,773
Loans to customers	119,825,814	214,972,110

	232,027,821	342,848,611

Off-balance sheet
Financing guarantee contracts	20,969,026	64,731,369

Summary of Macro Economic Assumptions used to Estimate Expected Credit Losses
The Group considered different macroeconomic scenarios. As of December 31, 2020 and 2021, the key macroeconomic assumptions used to estimate expected credit losses are listed below.

	As of December 31,
	2020		2021
GDP – year on year percentage change	5.0	%-7.5%	5.0%-6.2%
CPI – year on year percentage change	1.2	%-2.8%	2.3%-2.6%
Broad measure of money supply (M1) – year on year percentage change	3.7	%-7.9%	8.1%-9.1%

Summary of Changes of ECL Impairment Provision on Loans to Customers and Financing Guarantee liabilities Related to ECL Assuming the Financial Assets
The following table shows the changes of ECL impairment provision on loans to customers and financing guarantee liabilities related to ECL assuming the financial assets in stage 2 reclassified to stage 1 due to significant improvement in credit risk.

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Total ECL and financing guarantee liabilities under assumption of reclassification of financial instruments from stage 2 to stage 1	1,541,542	4,897,881
Total ECL and financing guarantee liabilities related to ECL recognized in the consolidated balance sheet	1,737,879	5,450,980

Difference-amount	(196,337)	(553,099)
Difference-ratio	-13%	-10%

Summary of Credit Risk Exposure of the Financial Instruments under the Scope of Expected Credit Loss
The following presents the credit risk exposure of the financial instruments under the scope of expected credit loss mentioned in Measurement of ECL without considering guarantee or any other credit enhancement measures:

	As of December 31, 2020
	Stage I	Stage II	Stage III	POCI	Maximum Credit Risk Exposure
(in RMB’000)
Book value

On-balance sheet
Financial assets at amortized cost	5,507,707	—	974,887	81,375	6,563,969
Loans to customers	119,087,728	644,478	93,608	—	119,825,814

Total	124,595,435	644,478	1,068,495	81,375	126,389,783

Off-balance sheet
Financing guarantee contracts	20,898,499	70,527	—	—	20,969,026

	As of December 31, 2021
	Stage I	Stage II	Stage III	POCI	Maximum Credit Risk Exposure
(in RMB’000)
Book value

On-balance sheet
Financial assets at amortized cost	2,697,852	—	584,739	502,022	3,784,613
Loans to customers	213,665,161	1,263,965	42,984	—	214,972,110

Total	216,363,013	1,263,965	627,723	502,022	218,756,723

Off-balance sheet
Financing guarantee contracts	64,416,918	314,451	—	—	64,731,369

Summary of Liquidity Risk
The following table analyses the Group’s financial liabilities into relevant maturity grouping based on the remaining period at the end of each reporting period to the contractual or expected maturity date. The amounts disclosed in the table are undiscounted contractual or expected cash flows including interests with financial liabilities denominated in foreign currencies translated into RMB using the spot rate as of balance sheet date:

	As of December 31, 2020
	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities -
Payable to platform investors	9,114,906	—	—	—	—	9,114,906
Borrowings	—	2,227,487	120,537	8,462,547	—	10,810,571
Accounts and other payables and contract liabilities	5,483,757	—	—	—	—	5,483,757
Payable to investors of consolidated structured entities	14,947	79,283,191	31,007,485	5,058,213	—	115,363,836
Financing guarantee liabilities	20,969,026	—	—	—	—	20,969,026
Lease liabilities	—	573,840	330,146	106,282	17,941	1,028,209
Convertible promissory note payable	—	101,854	94,019	12,818,864	—	13,014,737
Optionally convertible promissory notes	—	453,203	453,203	8,006,590	—	8,912,996

	35,582,636	82,639,575	32,005,390	34,452,496	17,941	184,698,038

	As of December 31, 2021
	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities -
Payable to platform investors	2,747,891	—	—	—	—	2,747,891
Borrowings	—	16,717,997	9,628,462	—	—	26,346,459
Accounts and other payables and contract liabilities	8,814,255	—	—	—	—	8,814,255
Payable to investors of consolidated structured entities	45,628	148,079,478	49,505,033	5,570,774	—	203,200,913
Financing guarantee liabilities	64,731,369	—	—	—	—	64,731,369
Lease liabilities	—	484,497	248,770	85,180	9,329	827,776
Convertible promissory note payable	—	91,869	12,502,777	—	—	12,594,646
Optionally convertible promissory notes	—	442,840	7,823,510	—	—	8,266,350

	76,339,143	165,816,681	79,708,552	5,655,954	9,329	327,529,659

Summary of Group's Maximum Exposure to Structured Entities

	As of December 31, 2020
(In RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured products managed by third parties (a)	NA	10,367,052	10,367,052	Investment income
Unconsolidated structured products managed by affiliated entities (a)	NA	19,352,780	19,409,204	Investment income/ service fee
Unconsolidated structured products serviced by the Group	57,777,571	—	711,058	Service fee

	As of December 31, 2021
(In RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured products managed by third parties (a)	NA	8,661,387	8,661,387	Investment income
Unconsolidated structured products managed by affiliated entities (a)	NA	12,219,226	12,219,226	Investment income
Unconsolidated structured products serviced by the Group	18,178,437	—	1,428,320	Service fee

Summary of Fair Value Estimation
The following table sets forth the financial instruments recorded at fair value by level of the fair value hierarchy:

As of December 31, 2020	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Unlisted Securities

Financial assets at fair value through profit or loss
Asset management plans	—	9,328,168	424,082	9,752,250
Trust plans	—	9,106,125	820,912	9,927,037
Private fund and other equity investments	—	4,617,756	6,268	4,624,024
Mutual funds	3,199,106	—	—	3,199,106
Corporate bonds	—	3,029,174	15,233	3,044,407
Bank wealth management products	—	2,091,730	—	2,091,730
Structured deposits	—	961,804	—	961,804
Factoring products	—	823,539	—	823,539
Derivative instruments
Interest rate swap	—	(11,653)	—	(11,653)
Foreign currency swaps	—	(535,944)	—	(535,944)

Total	3,199,106	29,410,699	1,266,495	33,876,300

As of December 31, 2021	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Unlisted Securities
Asset management plans	—	7,802,270	505,503	8,307,773
Trust plans	—	2,448,373	603,716	3,052,089
Private fund and other equity investments	—	2,765,016	—	2,765,016
Mutual funds	2,486,541	—	—	2,486,541
Corporate bonds	—	3,017,849	47,023	3,064,872
Bank wealth management products	—	4,589,101	—	4,589,101
Structured deposits	—	6,640,977	—	6,640,977
Others debt investments	—	—	108,991	108,991

Listed Securities
Stock	7,851	—	—	7,851
Derivative instruments
Interest rate swap	—	38,403	—	38,403
Foreign currency swap	—	(25,772)	—	(25,772)

	2,494,392	27,276,217	1,265,233	31,035,842

Summary of the Changes in Level 3 Instruments
The following table presents the changes in level 3 instruments for the years ended December 31, 2019, 2020 and 2021:

	Year ended December 31,
	2019	2020	2021
	Financial assets at fair value through profit or loss
	RMB’000	RMB’000	RMB’000
As of beginning of the year	2,632,890	2,842,839	1,266,495
Additions	1,353,173	—	131,829
Disposal	(1,961,315)	(1,266,827)	(29,664)
Transfer into level 3	1,477,950	—	1,035,642
Transfer out of level 3	—	—	(3,047)

Gains or losses recognized in profit or loss	(659,859)	(309,517)	(1,136,022)

As of end of the year	2,842,839	1,266,495	1,265,233